Not FDIC or NCUA Insured
No Financial Institution Guarantee
May Lose Value
BLANKK
FIRST QUARTER REPORT
August 31, 2026 (Unaudited)
Columbia Adaptive Risk Allocation Fund

Portfolio of Investments
Columbia Adaptive Risk Allocation Fund, August 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia Adaptive Risk Allocation Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Mortgage-Backed Securities 4 .2%
Government National Mortgage Association, TBA
(a)
09/01/2056
3.000%
12,850,000 11,165,834
09/01/2056
3.500%
11,850,000 10,356,330
09/01/2056
4.000%
8,420,000 7,600,777
Uniform Mortgage-Backed Security, TBA
(a)
09/01/2041
2.500%
9,048,328 8,327,159
09/01/2041
3.000%
7,600,000 7,076,042
09/01/2056
3.000%
29,300,000 24,965,402
09/01/2056
3.500%
17,400,000 15,425,508
09/01/2056
4.000%
15,140,000 13,812,884
09/01/2056
4.500%
12,330,000 11,569,720
1 1 1 1 1
Total Agency Mortgage-Backed Securities
(Cost $ 111,022,973 ) 110,299,656
Issuer . Shares
.
Value ($)
Common Stocks 9 .7%
Health Care 0.0%
Health Care Providers & Services 0.0%
Chartwell Retirement Residences 49,724 739,788
Total Health Care 739,788
Information Technology 0.1%
IT Services 0.1%
NEXTDC Ltd.
(b)
104,205 1,028,825
Total Information Technology 1,028,825
Real Estate 9.6%
Diversified REITs 0.5%
Activia Properties, Inc. 229 194,655
CapitaLand Integrated Commercial Trust 782,786 1,456,453
Charter Hall Group 85,171 1,177,504
Charter Hall Long Wale REIT 65,095 163,119
Daiwa House REIT Investment Corp. 555 405,469
Global Net Lease, Inc. 27,194 249,641
GPT Group 262,662 883,842
H&R Real Estate Investment Trust 32,225 230,187
Heiwa Real Estate REIT, Inc. 128 105,594
Hulic Reit, Inc. 246 230,824
KDX Realty Investment Corp. 496 462,292
Mapletree Pan Asia Commercial Trust 201,400 201,114
Merlin Properties Socimi SA 144,049 2,235,800
Mirvac Group 546,005 711,501
Mori Trust Reit, Inc. 337 152,400
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Nomura Real Estate Master Fund, Inc. 551 506,664
NTT UD REIT Investment Corp. 182 148,119
Picton Property Income Ltd. 266,538 261,479
Sekisui House Reit, Inc. 400 183,206
Star Asia Investment Corp. 325 108,729
Stockland 433,540 1,353,363
Suntec Real Estate Investment Trust 419,700 481,947
United Urban Investment Corp. 447 449,686
Total 12,353,588
Health Care REITs 1.7%
Aedifica SA 89,771 7,081,279
Alexandria Real Estate Equities, Inc.
(c)
22,934 1,176,285
CareTrust REIT, Inc. 32,897 1,281,338
Diversified Healthcare Trust 29,343 222,126
Healthpeak Properties, Inc. 93,457 1,945,775
Janus Living, Inc., Class A-1 53,730 1,598,467
LTC Properties, Inc. 5,909 238,251
Medical Properties Trust, Inc. 48,465 192,406
National Health Investors, Inc. 6,016 427,798
Parkway Life Real Estate Investment Trust 46,400 151,856
Ventas, Inc.
(c)
62,612 5,708,336
Welltower, Inc.
(c)
102,532 24,222,160
Total 44,246,077
Hotel & Resort REITs 0.2%
CapitaLand Ascott Trust 211,900 142,485
CDL Hospitality Trusts 90,700 54,184
Hoshino Resorts REIT, Inc. 61 92,754
Host Hotels & Resorts, Inc. 100,286 2,199,272
Invincible Investment Corp. 1,132 440,081
Japan Hotel REIT Investment Corp. 761 395,244
Park Hotels & Resorts, Inc. 147,221 2,252,481
Xenia Hotels & Resorts, Inc. 12,480 234,000
Total 5,810,501
Industrial REITs 1.4%
CapitaLand Ascendas REIT 520,900 1,002,990
Dream Industrial Real Estate Investment Trust 43,056 422,188
EastGroup Properties, Inc. 5,121 1,021,639
ESR-REIT 64,500 116,208

Portfolio of Investments
(continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2026 (Unaudited)
Columbia Adaptive Risk Allocation Fund | 2026

Issuer . Shares
.
Value ($)
Common Stocks (continued)
First Industrial Realty Trust, Inc. 18,037 1,116,130
Frasers Logistics & Commercial Trust
(d)
678,600 498,794
GLP J-Reit 590 494,068
Goodman Group 274,011 5,433,459
Goodman New Zealand Ltd. & Goodman
Property Services NZ Ltd. 107,609 128,545
Granite Real Estate Investment Trust 7,887 504,365
Industrial & Infrastructure Fund Investment
Corp. 397 337,299
Innovative Industrial Properties, Inc. 3,100 176,452
Japan Logistics Fund, Inc. 444 261,918
LaSalle Logiport REIT 165 146,954
Lineage, Inc. 9,446 370,755
LXP Industrial Trust 6,860 416,471
Mapletree Industrial Trust 337,200 514,245
Mapletree Logistics Trust 609,400 560,642
Mitsubishi Estate Logistics REIT Investment
Corp. 144 102,047
Mitsui Fudosan Logistics Park, Inc. 262 170,431
Nippon Prologis REIT, Inc. 961 524,323
Prologis, Inc.
(c)
143,175 20,033,046
Tritax Big Box REIT PLC 767,620 1,619,415
Warehouses De Pauw CVA 9,905 241,568
Total 36,213,952
Office REITs 0.3%
Allied Properties Real Estate Investment Trust 16,400 100,581
Cousins Properties, Inc. 91,278 2,646,149
Daiwa Office Investment Corp. 47 93,909
Dexus 179,379 742,327
Douglas Emmett, Inc. 22,353 258,401
Easterly Government Properties, Inc. 6,892 169,061
Global One Real Estate Investment Corp. 86 60,295
Ichigo Office REIT Investment Corp. 103 62,620
Japan Excellent, Inc. 123 106,001
Japan Prime Realty Investment Corp. 308 186,429
Japan Real Estate Investment Corp. 903 664,894
Keppel REIT 732,700 504,343
Mori Hills REIT Investment Corp., Class C 144 115,737
Nippon Building Fund, Inc. 1,063 839,607
NIPPON REIT Investment Corp. 144 74,216
NSI NV 2,294 45,091
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Orix JREIT, Inc. 806 491,083
Piedmont Realty Trust, Inc.
(b)
17,722 169,600
Precinct Properties Group 147,264 88,000
SL Green Realty Corp. 10,526 589,245
Tokyu REIT, Inc. 85 98,355
Vornado Realty Trust 23,159 865,683
Total 8,971,627
Real Estate Management & Development
2.0%
Altra Fastigheter AB 257,261 2,016,568
Aroundtown SA
(b)
114,177 252,588
Azrieli Group Ltd. 3,528 467,193
CA Immobilien Anlagen AG 15,855 429,101
CapitaLand Investment Ltd. 306,900 638,664
Castellum AB 234,049 3,197,606
Catena AB 48,527 1,920,354
City Developments Ltd. 66,000 431,594
CTP NV
(d)
168,592 2,790,444
Fastighets AB Balder, Class B
(b)
90,959 498,636
Heiwa Real Estate Co. Ltd. 9,200 136,995
Henderson Land Development Co. Ltd. 181,000 618,115
Hongkong Land Holdings Ltd. 140,400 1,143,417
Hulic Co. Ltd. 64,300 717,268
Hysan Development Co. Ltd. 33,000 66,986
Intea Fastigheter AB 12,416 94,361
LEG Immobilien SE 33,637 1,915,054
Lumo Kodit OYJ 19,696 184,692
Melisron Ltd. 3,067 418,707
Mitsubishi Estate Co. Ltd. 137,000 3,224,902
Mitsui Fudosan Co. Ltd. 328,000 3,102,630
New World Development Co. Ltd.
(b)
95,000 79,701
Nomura Real Estate Holdings, Inc. 80,600 469,221
NP3 Fastigheter AB 29,742 783,616
Pandox AB 14,123 249,621
PSP Swiss Property AG 5,955 1,070,639
Sagax AB, Class B 298,931 5,156,040
Sino Land Co. Ltd. 648,000 853,400
Sumitomo Realty & Development Co. Ltd. 87,400 1,812,896
Sun Hung Kai Properties Ltd. 185,000 2,732,474
Swedish Logistic Property AB, Class B
(b)
221,192 831,406

Portfolio of Investments
(continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2026 (Unaudited)
Columbia Adaptive Risk Allocation Fund | 2026

Issuer . Shares
.
Value ($)
Common Stocks (continued)
Swire Properties Ltd. 200,600 612,684
Swiss Prime Site AG 47,217 7,295,146
TAG Immobilien AG 443,823 6,502,204
Tokyo Tatemono Co. Ltd. 28,900 621,501
UOL Group Ltd. 68,400 487,548
Wharf Real Estate Investment Co. Ltd. 216,000 848,570
Total 54,672,542
Residential REITs 0.8%
Advance Residence Investment Corp. 227 206,473
Boardwalk Real Estate Investment Trust 4,893 220,899
Canadian Apartment Properties REIT 23,822 560,335
Centerspace 2,200 115,478
Comforia Residential REIT, Inc. 243 150,505
Daiwa Securities Living Investments Corp. 162 95,979
Elme Communities 9,300 15,624
Essex Property Trust, Inc. 7,085 2,004,772
Invitation Homes, Inc.
(c)
170,258 4,961,318
Irish Residential Properties REIT PLC 3,853,339 4,851,815
Killam Apartment Real Estate Investment Trust 11,600 150,069
Mitsui Fudosan Accommodations Fund, Inc. 273 202,929
Vivmark Residential
(c)
93,565 6,094,824
Xior Student Housing NV
(d)
3,284 102,625
Total 19,733,645
Retail REITs 1.5%
Acadia Realty Trust 16,541 338,594
AEON REIT Investment Corp. 308 228,171
Brixmor Property Group, Inc. 42,035 1,214,391
Charter Hall Retail REIT 83,249 233,587
Choice Properties Real Estate Investment Trust 40,416 444,417
Crombie Real Estate Investment Trust 15,625 183,538
Curbline Properties Corp. 39,118 1,166,890
Federal Realty Investment Trust 25,313 2,937,067
First Capital Real Estate Investment Trust 27,620 450,386
Fortune Real Estate Investment Trust 120,000 68,085
Frasers Centrepoint Trust 103,100 176,023
Fukuoka REIT Corp. 62 68,261
Getty Realty Corp. 5,527 179,185
Hammerson PLC 48,054 243,216
InvenTrust Properties Corp. 40,458 1,307,198
Japan Metropolitan Fund Invest 970 684,821
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Kimco Realty Corp. 90,901 2,155,263
Kite Realty Group Trust 29,640 764,712
Kiwi Property Group Ltd. 215,688 117,412
Lendlease Global Commercial REIT 183,500 81,481
Link REIT 352,600 1,737,778
Macerich Co. 151,114 3,569,313
Mitsui Fudosan Retail Fund Investment Corp. 443 216,744
NETSTREIT Corp. 11,691 238,029
Phillips Edison & Co., Inc. 16,843 650,982
Primaris Real Estate Investment Trust 12,900 199,091
Realty Income Corp.
(c)
67,780 4,153,558
Region Group 166,892 267,873
RioCan Real Estate Investment Trust 37,979 571,076
Scentre Group 781,122 2,007,222
Simon Property Group, Inc.
(c)
42,995 9,128,699
SmartCentres Real Estate Investment Trust 19,932 395,203
Supermarket Income REIT PLC 537,952 625,418
Vicinity Ltd. 518,034 923,393
Total 37,727,077
Specialized REITs 1.2%
Digital Realty Trust, Inc.
(c)
19,971 3,706,418
Equinix, Inc.
(c)
15,600 16,328,832
Extra Space Storage, Inc. 5,656 798,061
Four Corners Property Trust, Inc. 12,902 321,002
Gaming & Leisure Properties, Inc. 27,503 1,157,051
Iron Mountain, Inc. 16,899 1,949,300
Keppel DC REIT 249,808 432,144
Millrose Properties, Inc. 22,046 670,639
Public Storage
(c)
10,528 3,231,991
Smartstop Self Storage REIT, Inc. 110,478 3,587,221
Total 32,182,659
Total Real Estate 251,911,668
Total Common Stocks
(Cost $ 255,233,516 ) 253,680,281
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Foreign Government Obligations
(e) ,(f)
19 .4%
Canada 1.7%
Canada Government Bonds
06/01/2034 3.000% CAD 38,500,000 26,684,893

Portfolio of Investments
(continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2026 (Unaudited)
Columbia Adaptive Risk Allocation Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Foreign Government Obligations
(e),(f)
(continued)
Canada Government Real Return Bonds
12/01/2031 4.000% CAD 3,617,778 2,973,326
12/01/2036 3.000% CAD 15,523,165 12,771,931
12/01/2041 2.000% CAD 2,001,458 1,493,520
Total 43,923,670
China 2.7%
China Development Bank
07/18/2032 2.960% CNY 50,950,000 8,154,170
03/06/2036 1.920% CNY 68,000,000 10,245,840
China Government Bonds
05/15/2032 2.760% CNY 52,400,000 8,379,345
05/25/2033 2.670% CNY 27,130,000 4,345,364
08/25/2035 1.830% CNY 90,000,000 13,576,382
11/15/2035 1.780% CNY 70,000,000 10,504,850
02/25/2036 1.750% CNY 55,000,000 8,229,029
05/15/2036 1.720% CNY 31,770,000 4,740,929
10/15/2053 3.000% CNY 7,000,000 1,225,915
Total 69,401,824
France 2.5%
French Republic Government Bonds OAT
(d),(g)
11/25/2030 0.000% EUR 15,428,000 15,564,782
French Republic Government Bonds OAT
(d)
07/25/2032 3.150% EUR 10,928,831 14,018,341
05/25/2033 3.000% EUR 5,000,000 5,552,581
03/01/2036 0.100% EUR 5,273,550 5,042,808
05/25/2036 1.250% EUR 8,757,000 7,866,921
07/25/2036 0.100% EUR 6,540,407 6,388,574
05/25/2040 0.500% EUR 4,500,000 3,131,510
07/25/2040 1.800% EUR 4,714,164 5,248,769
07/25/2043 0.950% EUR 1,181,741 1,117,863
07/25/2047 0.100% EUR 1,379,910 1,000,938
Total 64,933,087
Italy 1.0%
Italy Buoni Poliennali Del Tesoro
(d)
05/15/2028 1.300% EUR 11,476,180 13,434,374
05/15/2036 1.800% EUR 5,406,296 6,177,653
02/01/2037 4.000% EUR 4,850,000 5,582,467
Total 25,194,494
Japan 2.6%
Japan Government CPI-Linked Bonds
03/10/2034 0.005% JPY 850,136,000 5,012,023
03/10/2035 0.005% JPY 825,312,000 4,806,813
Japan Government Forty Year Bonds
03/20/2063 1.300% JPY 209,250,000 622,273
03/20/2064 2.200% JPY 42,600,000 169,508
Japan Government Ten Year Bonds
06/20/2031 0.100% JPY 1,289,450,000 7,301,649
09/20/2035 1.700% JPY 1,103,700,000 6,300,479
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Foreign Government Obligations
(e),(f)
(continued)
12/20/2035 2.100% JPY 2,278,000,000 13,393,858
Japan Government Thirty Year Bonds
06/20/2051 0.700% JPY 510,700,000 1,517,059
09/20/2051 0.700% JPY 508,500,000 1,495,479
12/20/2051 0.700% JPY 506,900,000 1,477,699
03/20/2052 1.000% JPY 484,850,000 1,541,567
03/20/2053 1.400% JPY 678,750,000 2,375,617
06/20/2054 2.200% JPY 83,300,000 354,076
09/20/2055 3.200% JPY 507,000,000 2,674,105
12/20/2055 3.400% JPY 539,000,000 2,960,831
Japan Government Twenty Year Bonds
09/20/2040 0.400% JPY 900,000,000 3,749,625
06/20/2041 0.400% JPY 651,800,000 2,634,235
03/20/2042 0.800% JPY 613,850,000 2,590,460
03/20/2043 1.100% JPY 868,150,000 3,746,880
09/20/2045 2.700% JPY 625,000,000 3,347,545
Total 68,071,781
Mexico 2.3%
Mexico Bonos
02/21/2036 8.000% MXN 1,000,000,000 54,065,065
Mexico Udibonos
11/22/2035 4.500% MXN 88,104,830 5,140,917
Total 59,205,982
New Zealand 0.1%
New Zealand Government Bonds
Inflation-Linked
(d)
09/20/2035 2.500% NZD 6,867,687 4,059,108
1 1 1 1 4,059,108
Poland 1.0%
Republic of Poland Government Bonds
10/25/2035 5.000% PLN 60,000,000 15,003,316
04/25/2036 5.250% PLN 45,000,000 11,377,355
Total 26,380,671
South Korea 0.5%
Korea Treasury Bonds
12/10/2035 3.250% KRW 5,000,000,000 3,386,380
06/10/2036 4.250% KRW 12,500,000,000 9,088,584
Total 12,474,964
Spain 0.1%
Spain Government Bonds
(d)
10/31/2036 3.400% EUR 3,600,000 4,052,902
1 1 1 1 4,052,902
Sweden 0.4%
Sweden Bonds Inflation-Linked
(d)
06/01/2036 0.750% SEK 45,000,000 4,548,559

Portfolio of Investments
(continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2026 (Unaudited)
Columbia Adaptive Risk Allocation Fund | 2026

Notes to Portfolio of Investments
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Foreign Government Obligations
(e),(f)
(continued)
Sweden Government Bonds
(d)
10/15/2036 2.500% SEK 55,000,000 5,443,857
Total 9,992,416
United Kingdom 4.5%
U.K. Gilts
(d)
10/22/2035 4.750% GBP 5,400,000 7,150,773
07/31/2054 4.375% GBP 13,500,000 14,702,301
U.K. Inflation-Linked Gilts
(d)
03/22/2029 0.125% GBP 12,568,198 16,775,080
08/10/2031 0.125% GBP 3,120,590 4,057,836
03/22/2034 0.750% GBP 9,023,986 11,511,403
09/22/2035 1.125% GBP 8,278,469 10,641,748
11/22/2037 1.125% GBP 11,004,418 13,608,594
03/22/2039 0.125% GBP 6,105,312 6,424,069
03/22/2044 0.125% GBP 6,067,658 5,521,501
03/22/2045 0.625% GBP 3,661,792 3,613,478
11/22/2047 0.750% GBP 5,612,516 5,438,916
03/22/2050 0.500% GBP 5,298,458 4,590,898
03/22/2052 0.250% GBP 5,552,247 4,292,484
11/22/2056 0.125% GBP 6,994,896 4,764,392
11/22/2065 0.125% GBP 5,517,036 3,306,432
03/22/2068 0.125% GBP 3,187,261 1,862,879
Total 118,262,784
Total Foreign Government Obligations
(Cost $ 582,219,284 ) 505,953,683
Issuer . Shares
.
Value ($)
Mutual Funds 11 .3%
Alternative Strategies Funds 11.3%
Columbia Commodity Strategy Fund,
Institutional 3 Class
(h)
21,005,283 295,544,333
Total Mutual Funds
(Cost $ 253,353,352 ) 295,544,333
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
U.S. Treasury Obligations 16 .1%
U.S. Treasury Inflation-Indexed Bonds
04/15/2032
3.375%
23,968,203 25,472,769
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
U.S. Treasury Obligations (continued)
02/15/2042
0.750%
9,768,697 7,240,665
02/15/2043
0.625%
5,881,942 4,155,270
02/15/2045
0.750%
6,507,298 4,475,038
02/15/2050
0.250%
9,288,494 4,998,371
02/15/2053
1.500%
4,269,604 3,099,132
02/15/2055
2.375%
1,587,660 1,395,590
02/15/2056
2.375%
2,061,100 1,811,353
U.S. Treasury Inflation-Indexed Notes
07/15/2027
0.375%
18,596,067 18,333,107
01/15/2028
0.500%
21,335,293 20,818,579
01/15/2029
0.875%
23,734,888 23,048,801
07/15/2029
0.250%
13,726,824 13,073,728
07/15/2030
0.125%
20,743,558 19,299,612
07/15/2034
1.875%
17,474,255 16,985,522
01/15/2035
2.125%
6,349,860 6,243,698
07/15/2035
1.875%
12,481,800 12,011,295
01/15/2036
1.875%
7,657,632 7,309,748
07/15/2036
2.375%
7,626,458 7,594,283
U.S. Treasury Notes
08/15/2030
0.625%
11,479,000 9,897,050
02/15/2031
1.125%
20,693,000 17,933,395
08/15/2031
1.250%
19,572,000 16,764,641
11/15/2031
1.375%
8,966,000 7,666,631
05/15/2033
3.375%
113,380,000 105,416,827
05/15/2034
4.375%
47,000,000 46,162,812
08/15/2034
3.875%
5,000,000 4,738,281
02/15/2036
4.125%
14,500,000 13,836,172
1 1 1 1 1
Total U.S. Treasury Obligations
(Cost $ 450,603,086 ) 419,782,370
. Shares
.....
Value ($)
Money Market Funds 36 .0%
Columbia Short-Term Cash Fund, 3.871%
(h),(i)
939,308,353 938,838,699
1 1 1
Total Money Market Funds
(Cost $ 938,763,328 ) 938,838,699
Total Investments in Securities
(Cost $ 2,591,195,539 ) 2,524,099,022
Other Assets & Liabilities, Net 87,466,017
Net Assets 2,611,565,039
(a) Represents a security purchased on a when-issued basis.
(b) Non-income producing investment.
(c) This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(d) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2026, the total value of these securities amounted to $229,886,654, which represents 8.80% of total net assets.
(e) Principal amounts are shown in United States Dollars unless otherwise noted.

Portfolio of Investments
(continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2026 (Unaudited)
Columbia Adaptive Risk Allocation Fund | 2026

Affiliated
issuers
Beginning of
period ($)
Purchases ($)
Sales ($)
Net change
in unrealized
appreciation
(depreciation) ($)
End of
period ($)
Capital gain
distributions ($)
Realized gain
(loss) ($)
Dividends ($)
End of
period shares
Columbia Commodity Strategy Fund
296,110,722
65,001,000
(58,567,821)
(6,999,568)
295,544,333
—
13,532,179
—
21,005,283
1
Columbia Short-Term Cash Fund
1,073,876,321
1,719,969,105
(1,855,164,352)
157,625
938,838,699
—
(66,390)
7,673,771
939,308,353
1
Total
1,369,987,043
1,784,970,105
(1,913,732,173)
(6,841,943)
1,234,383,032
—
13,465,789
7,673,771
At August 31, 2026, securities and/or cash totaling $206,286,846 were pledged as collateral.
Investments in Derivatives
(f) Principal and interest may not be guaranteed by a governmental entity.
(g) Zero coupon bond.
(h) Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The values of the holdings and transactions in these affiliated companies during the period ended
August 31, 2026 are as follows:
(i) The rate shown is the seven-day current annualized yield at August 31, 2026.
Forward foreign currency exchange contracts
Currency to
be sold
Currency to
be purchased Counterparty
Settlement
date
Unrealized
appreciation ($)
Unrealized
depreciation ($)
1,806,000 NZD 1,078,238 USD Barclays Bank PLC 09/29/2026 8,940 —
6,103,380 USD 4,912,000 CHF Barclays Bank PLC 09/29/2026 — (8,547)
425,406 USD 4,074,000 SEK Barclays Bank PLC 09/29/2026 603 —
3,222,000 CAD 2,332,856 USD Citibank NA 09/29/2026 5,185 —
16,940,000 EUR 19,662,258 USD Citibank NA 09/29/2026 — (35,078)
7,213,000 NZD 4,251,672 USD Citibank NA 09/29/2026 — (19,007)
46,151,966 USD 434,440,000 NOK Goldman Sachs & Co. LLC 09/29/2026 326,686 —
2,331,000 ILS 779,791 USD HSBC Bank USA NA 09/17/2026 — (138)
459,000 NZD 270,113 USD HSBC Bank USA NA 09/17/2026 — (1,560)
3,176,000 CAD 2,297,362 USD HSBC Bank USA NA 09/29/2026 2,924 —
21,044,000 CHF 26,034,595 USD HSBC Bank USA NA 09/29/2026 — (76,900)
506,506,164 CNY 74,738,994 USD HSBC Bank USA NA 09/29/2026 — (176,412)
23,730,000 DKK 3,678,201 USD HSBC Bank USA NA 09/29/2026 — (14,121)
165,198,288 EUR 191,323,885 USD HSBC Bank USA NA 09/29/2026 — (763,852)
26,966,000 HKD 3,441,711 USD HSBC Bank USA NA 09/29/2026 — (1,255)
11,121,726,000 IDR 620,286 USD HSBC Bank USA NA 09/29/2026 — (5,983)
17,462,750,000 KRW 12,354,262 USD HSBC Bank USA NA 09/29/2026 — (420,123)
105,107,000 PLN 28,245,603 USD HSBC Bank USA NA 09/29/2026 40,680 —
4,509,638 USD 3,860,000 EUR HSBC Bank USA NA 09/29/2026 — (21,343)
3,397,217 USD 541,705,000 JPY HSBC Bank USA NA 09/29/2026 1,023 —
7,867,000 NOK 845,140 USD JPMorgan Chase Bank NA 09/29/2026 3,487 —
564,000 NZD 333,999 USD JPMorgan Chase Bank NA 09/29/2026 66 —
46,027,570 USD 435,822,000 SEK JPMorgan Chase Bank NA 09/29/2026 — (454,629)
7,473,000 CAD 5,391,656 USD Morgan Stanley Capital Services LLC 09/17/2026 — (4,124)
61,436,000 HKD 7,840,251 USD Morgan Stanley Capital Services LLC 09/17/2026 — (774)
3,358,389,000 JPY 21,072,841 USD Morgan Stanley Capital Services LLC 09/17/2026 25,229 —
148,967,000 SEK 15,654,371 USD Morgan Stanley Capital Services LLC 09/17/2026 87,800 —
10,437,000 SGD 8,181,192 USD Morgan Stanley Capital Services LLC 09/17/2026 — (38,020)

Portfolio of Investments
(continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2026 (Unaudited)
Columbia Adaptive Risk Allocation Fund | 2026

Forward foreign currency exchange contracts (continued)
Currency to
be sold
Currency to
be purchased Counterparty
Settlement
date
Unrealized
appreciation ($)
Unrealized
depreciation ($)
20,112,000 NOK 2,125,215 USD Morgan Stanley Capital Services LLC 09/29/2026 — (26,470)
75,136,000 NZD 44,462,104 USD Morgan Stanley Capital Services LLC 09/29/2026 — (24,478)
4,606,000 SGD 3,613,053 USD Morgan Stanley Capital Services LLC 09/29/2026 — (17,168)
642,440 USD 471,000 GBP Morgan Stanley Capital Services LLC 09/29/2026 — (4,217)
3,881,704 USD 615,842,000 JPY Morgan Stanley Capital Services LLC 09/29/2026 — (18,385)
13,870,000 ZAR 854,114 USD Morgan Stanley Capital Services LLC 09/29/2026 — (5,435)
1,058,219,000 MXN 62,025,170 USD Standard Chartered Bank 09/29/2026 — (105,839)
3,426,000 CHF 4,284,320 USD State Street Bank & Trust Co. 09/29/2026 33,323 —
120,858,265 GBP 163,595,372 USD State Street Bank & Trust Co. 09/29/2026 — (172,312)
3,132,970 USD 4,373,000 AUD State Street Bank & Trust Co. 09/29/2026 — (503)
3,052,000 CHF 3,787,263 USD UBS AG 09/29/2026 327 —
14,840,000 GBP 20,119,122 USD UBS AG 09/29/2026 10,341 —
3,185,501 USD 2,743,000 EUR UBS AG 09/29/2026 3,979 —
22,511,000 AUD 15,991,857 USD Wells Fargo Bank NA 09/17/2026 — (135,934)
7,449,000 CHF 9,193,221 USD Wells Fargo Bank NA 09/17/2026 — (37,093)
26,841,000 EUR 31,099,942 USD Wells Fargo Bank NA 09/17/2026 — (95,533)
4,396,000 GBP 5,944,596 USD Wells Fargo Bank NA 09/17/2026 — (12,041)
79,003,000 AUD 56,110,776 USD Wells Fargo Bank NA 09/29/2026 — (480,648)
64,584,853 CAD 46,619,964 USD Wells Fargo Bank NA 09/29/2026 — (38,086)
21,048,441,988 JPY 132,833,149 USD Wells Fargo Bank NA 09/29/2026 791,424 —
180,157,000 SEK 18,955,515 USD Wells Fargo Bank NA 09/29/2026 116,896 —
138,660 USD 196,000 AUD Wells Fargo Bank NA 09/29/2026 1,739 —
24,678,830 USD 3,917,189,000 JPY Wells Fargo Bank NA 09/29/2026 — (105,401)
228,214 USD 2,134,000 NOK Wells Fargo Bank NA 09/29/2026 93 —
Total 1,460,745 (3,321,409)
Long futures contracts
Description
Number of
contracts
Expiration
date
Trading
currency
Notional
amount
Value/Unrealized
appreciation ($)
Value/Unrealized
depreciation ($)
CBOT 10 Year U.S. Treasury Notes Futures 887 12/2026 USD 95,491,094 — (517,646)
CME E-mini Russell 2000 Index Futures 261 09/2026 USD 38,611,035 270,499 —
CME E-mini S&P 500 Index Futures 2,160 09/2026 USD 831,492,000 21,092,181 —
Eurex 10 Year Euro BUND Futures 16 09/2026 EUR 2,290,761 — (53,153)
Eurex 30 Year Euro BUXL Futures 18 09/2026 EUR 2,167,312 — (114,575)
Eurex 5 Year Euro BOBL Futures 24 09/2026 EUR 3,158,485 — (42,095)
Eurex EURO STOXX 50 Futures 348 09/2026 EUR 26,019,591 — (163,662)
Euro-BTP Italian Bond Futures 107 09/2026 EUR 14,311,509 — (467,628)
French Government Bond Futures 193 09/2026 EUR 25,946,483 — (915,311)
ICE U.S. mini MSCI EAFE Index Futures 1,721 09/2026 USD 277,838,240 4,971,456 —
ICE U.S. MSCI Emerging Markets Index Futures 1,821 09/2026 USD 155,795,655 — (6,513,750)
Long Gilt Futures 227 12/2026 GBP 26,495,386 18,455 —
Montreal Exchange 10 Year Canadian Bond Futures 327 12/2026 CAD 27,652,080 30,478 —
Montreal Exchange S&P/TSX 60 Index Futures 257 09/2026 CAD 78,945,979 2,363,860 —
TSE Japanese 10 Year Bond Futures 42 09/2026 JPY 33,118,873 — (473,239)
Ultra 10 Year U.S. Treasury Notes Futures 2,292 12/2026 USD 250,794,937 — (1,146,000)
Total 28,746,929 (10,407,059)
Short futures contracts
Description
Number of
contracts
Expiration
date
Trading
currency
Notional
amount
Value/Unrealized
appreciation ($)
Value/Unrealized
depreciation ($)
CBOT 5 Year U.S. Treasury Notes Futures (555) 12/2026 USD (58,665,234) 286,172 —

Portfolio of Investments
(continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2026 (Unaudited)
Columbia Adaptive Risk Allocation Fund | 2026

The following table represents the contracts for differences underlying the swap arrangement as of August 31, 2026. Percentages represent the unrealized appreciation
(depreciation) of each underlying contract for difference compared to the aggregate unrealized appreciation (depreciation) of the swap arrangement:
Short futures contracts (continued)
Description
Number of
contracts
Expiration
date
Trading
currency
Notional
amount
Value/Unrealized
appreciation ($)
Value/Unrealized
depreciation ($)
SFE 10 Year Australian Bond Futures (573) 09/2026 AUD (43,944,711) 650,985 —
SFE S&P ASX Share Price Index 200 Futures (322) 09/2026 AUD (52,056,104) — (249,861)
Total 937,157 (249,861)
Cleared credit default swap contracts - sell protection
Reference entity
Maturity
date
Receive
fixed
rate
(%)
Payment
frequency
Implied
credit
spread
(%)
*
Notional
currency
Notional
amount
Value
($)
Upfront
payments
($)
Upfront
receipts
($)
Unrealized
appreciation
($)
Unrealized
depreciation
($)
CDX.EM.S45 06/20/2031 1.000 Quarterly
1.384
USD 305,417,000 (4,301,877) — (8,392,953) 4,091,076 —
CDX.NA.HY.S46 06/20/2031 5.000 Quarterly
3.013
USD 480,989,880 42,584,857 27,709,230 — 14,875,627 —
CDX.NA.IG.S46 06/20/2031 1.000 Quarterly
0.504
USD 294,258,000 6,828,095 5,548,353 — 1,279,742 —
Total 45,111,075 33,257,583 (8,392,953) 20,246,445 —
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Total return swap contracts
Fund receives Fund pays
Payment
frequency Counterparty
Maturity
date
Notional
currency
Notional
amount
Value
($)
Upfront
payments
($)
Upfront
receipts
($)
Unrealized
appreciation
($)
Unrealized
depreciation
($)
1 day USD SOFR plus
0.770%
Total return
on Russell
1000
Growth
Total
Return
Index Monthly
Goldman Sachs
International 07/30/2027 USD 48,016,990 1,961,130 — — 1,961,130 —
Total return on Russell
1000 Value Total
Return Index
1 day USD
SOFR plus
0.870% Monthly
Goldman Sachs
International 07/30/2027 USD 51,118,234 852,746 — — 852,746 —
Total 2,813,876 — — 2,813,876 —
OTC Swap arrangements - contracts for differences
Fund receives Fund pays
Payment
frequency Counterparty
Maturity
date
Notional
currency
Notional
amount
Value
($)
Cash &
other
receivable
(payable) ($)
Unrealized
appreciation
($)
Unrealized
depreciation
($)
Appreciation on
underlying CFDs,
accrued income on
long CFDs, and SOFR
less a spread of 40
bps on short CFDs.
Depreciation on
underlying CFDs,
accrued income on
underlying short
CFDs, and SOFR plus
a spread of 40 bps on
long CFDs. Monthly
Goldman
Sachs
International 08/20/2029 USD 139,733,868 (757,942) (417,245) — (1,175,187)
Description Shares Notional Amount ($) Appreciation (Depreciation) ($) (%)
Long Equity Contracts for Differences
Real Estate

Portfolio of Investments
(continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2026 (Unaudited)
Columbia Adaptive Risk Allocation Fund | 2026

Description Shares Notional Amount ($) Appreciation (Depreciation) ($) (%)
Diversified REITs
Covivio SA 41,764 2,519,262 (91,906) 7 .8
Shaftesbury Capital PLC 786,841 1,581,436 (12,033) 1 .0
British Land Co. PLC 1,428,351 8,341,504 (197,774) 16 .8
Health Care REITs
American Healthcare REIT, Inc. 74,577 4,077,870 39,526 ( 3 .4 )
CareTrust REIT, Inc. 41,575 1,632,235 (12,888) 1 .1
Primary Health Properties PLC 321,040 412,408 822 ( 0 .1 )
Target Healthcare REIT PLC 1,632,542 2,432,135 41,109 ( 3 .5 )
Welltower, Inc. 2,476 582,603 2,327 ( 0 .2 )
Hotel & Resort REITs
Ryman Hospitality Properties, Inc. 8,948 1,110,536 23,712 ( 2 .0 )
DiamondRock Hospitality Co. 176,547 2,182,121 (8,827) 0 .8
Host Hotels & Resorts, Inc. 103,143 2,352,692 (90,766) 7 .7
Apple Hospitality REIT, Inc. 29,599 470,920 1,184 ( 0 .1 )
Industrial REITs
Rexford Industrial Realty, Inc. 32,288 1,157,848 38,100 ( 3 .2 )
STAG Industrial, Inc. 63,332 2,327,447 31,670 ( 2 .7 )
ARGAN SA 1,387 115,462 1,144 ( 0 .1 )
Segro PLC 176,160 2,270,825 217 0 .0
LondonMetric Property PLC 426,302 1,103,338 (22,953) 2 .0
EastGroup Properties, Inc. 2,213 450,456 (8,963) 0 .8
Office REITs
Gecina SA 36,556 3,110,854 (207,386) 17 .6
BXP, Inc. 43,178 2,879,541 56,131 ( 4 .8 )
Highwoods Properties, Inc. 14,441 442,761 (866) 0 .1
Residential REITs
Independence Realty Trust, Inc. 33,024 550,510 (16,182) 1 .4
Essex Property Trust, Inc. 13,278 3,758,471 (1,328) 0 .1
Grainger PLC 1,199,369 2,829,643 (33,698) 2 .9
UNITE Group PLC 59,243 417,226 (11,469) 1 .0
Sun Communities, Inc. 8,569 1,039,934 514 0 .0
Mid-America Apartment Communities, Inc. 36,444 4,778,537 (82,728) 7 .0
Equity LifeStyle Properties, Inc. 38,811 2,518,446 (55,888) 4 .8
Retail REITs
Klepierre SA 12,283 554,345 (20,120) 1 .7
NNN REIT, Inc. 25,891 1,195,129 (24,855) 2 .1
Agree Realty Corp. 60,980 4,545,449 (139,644) 11 .9
Supermarket Income REIT PLC 280,617 322,855 3,387 ( 0 .3 )
Curbline Properties Corp. 66,629 1,998,204 (10,661) 0 .9
InvenTrust Properties Corp. 49,929 1,668,627 (55,421) 4 .7
Specialized REITs
EPR Properties 41,759 2,526,420 (74,749) 6 .4
CubeSmart 74,577 3,068,098 (105,899) 9 .0
Safestore Holdings PLC 291,607 2,426,892 (119,326) 10 .2
Gaming & Leisure Properties, Inc. 47,974 2,026,902 (8,635) 0 .7
Public Storage 862 279,555 (14,930) 1 .3
SBA Communications Corp. 7,399 1,347,432 55,863 ( 4 .8 )
Equinix, Inc. 2,913 3,197,338 (148,243) 12 .6

Portfolio of Investments
(continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2026 (Unaudited)
Columbia Adaptive Risk Allocation Fund | 2026

Description Shares Notional Amount ($) Appreciation (Depreciation) ($) (%)
Iron Mountain, Inc. 24,170 3,139,683 (351,674) 29 .9
Total 85,743,947 (1,634,106)
Description Shares Notional Amount ($) Appreciation (Depreciation) ($) (%)
Short Equity Contracts for Differences
Real Estate
Diversified REITs
WP Carey, Inc. (18,181) (1,300,305) 28,362 ( 2 .4 )
Broadstone Net Lease, Inc. (61,043) (1,295,332) 21,975 ( 1 .9 )
Sirius Real Estate Ltd. (1,721,287) (2,234,478) (51,220) 4 .4
Land Securities Group PLC (443,392) (4,233,579) 145,996 ( 12 .4 )
Health Care REITs
Sabra Health Care REIT, Inc. (86,062) (1,747,919) (6,885) 0 .6
Care Property Invest NV (59,898) (843,295) 8,625 ( 0 .7 )
Omega Healthcare Investors, Inc. (6,019) (280,305) 5,116 ( 0 .4 )
Healthcare Realty Trust, Inc. (48,503) (928,832) 5,335 ( 0 .5 )
Hotel & Resort REITs
Sunstone Hotel Investors, Inc. (143,436) (1,562,018) (40,162) 3 .4
Industrial REITs
Montea NV (21,362) (1,602,694) 1,945 ( 0 .2 )
Office REITs
Colonial SFL Socimi SA (794,655) (5,069,484) 169,363 ( 14 .4 )
Great Portland Estates PLC (220,107) (1,045,741) 47,982 ( 4 .1 )
Workspace Group PLC (48,908) (240,181) (8,928) 0 .8
Derwent London PLC (117,183) (3,266,184) 14,307 ( 1 .2 )
Kilroy Realty Corp. (24,589) (885,942) (6,639) 0 .6
Real Estate Management & Development
VGP NV (12,800) (1,166,321) (22,716) 1 .9
Cibus Real Estate AB publ (119,215) (1,779,300) 32,409 ( 2 .8 )
Atrium Ljungberg AB, Class B (4,482) (12,201) 478 0 .0
Intershop Holding AG (9,814) (1,999,473) 62,696 ( 5 .3 )
Allreal Holding AG (17,296) (4,330,133) 87,300 ( 7 .4 )
Wihlborgs Fastigheter AB (245,481) (2,046,073) 74,967 ( 6 .4 )
Platzer Fastigheter Holding AB, Class B (22,980) (175,837) 4,399 ( 0 .4 )
Fabege AB (66,559) (533,779) 36,760 ( 3 .1 )
Dios Fastigheter AB (207,592) (1,437,891) 47,676 ( 4 .1 )
Hufvudstaden AB, Class A (240,846) (3,022,552) 71,086 ( 6 .0 )
Residential REITs
American Homes 4 Rent, Class A (119,004) (4,002,105) 39,271 ( 3 .3 )
Camden Property Trust (19,873) (2,151,451) 48,888 ( 4 .2 )
Retail REITs
Eurocommercial Properties NV (40,680) (1,269,326) (9,718) 0 .8
Hamborner REIT AG (22,359) (111,833) 1,404 ( 0 .1 )
Tanger, Inc. (52,165) (2,003,658) 36,516 ( 3 .1 )
Regency Centers Corp. (18,485) (1,411,699) 29,576 ( 2 .5 )
Total (53,989,921) 876,164

Portfolio of Investments
(continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2026 (Unaudited)
Columbia Adaptive Risk Allocation Fund | 2026

The following table represents the contracts for differences underlying the swap arrangement as of August 31, 2026. Percentages represent the unrealized appreciation
(depreciation) of each underlying contract for difference compared to the aggregate unrealized appreciation (depreciation) of the swap arrangement:
The following table represents the contracts for differences underlying the swap arrangement as of August 31, 2026. Percentages represent the unrealized appreciation
(depreciation) of each underlying contract for difference compared to the aggregate unrealized appreciation (depreciation) of the swap arrangement:
OTC Swap arrangements - contracts for differences
Fund receives Fund pays
Payment
frequency Counterparty
Maturity
date
Notional
currency
Notional
amount
Value
($)
Cash &
other
receivable
(payable) ($)
Unrealized
appreciation
($)
Unrealized
depreciation
($)
Appreciation on
underlying contracts
for differences
(CFDs), accrued
income on long
CFDs, and 1-Day
OFFER less a spread
of 35 bps on short
CFDs.
Depreciation on
underlying CFDs,
accrued income on
underlying short
CFDs, and 1-Day
OFFER plus a spread
of 40 bps on long
CFDs. Monthly
Morgan
Stanley & Co.
LLC 08/04/2027 USD 5,911,714 (155,952) (23,905) — (179,857)
Description Shares Notional Amount ($) Appreciation (Depreciation) ($) (%)
Long Equity Contracts for Differences
Real Estate
Diversified REITs
Essential Properties Realty Trust, Inc. 138,462 4,311,707 (157,847) 87 .8
Office REITs
Brandywine Realty Trust 19,600 58,996 196 ( 0 .1 )
Total 4,370,703 (157,651)
Description Shares Notional Amount ($) Appreciation (Depreciation) ($) (%)
Short Equity Contracts for Differences
Real Estate
Hotel & Resort REITs
Pebblebrook Hotel Trust (84,951) (1,541,011) 1,699 ( 0 .9 )
Total (1,541,011) 1,699
OTC Swap arrangements - contracts for differences
Fund receives Fund pays
Payment
frequency Counterparty
Maturity
date
Notional
currency
Notional
amount
Value
($)
Cash &
other
receivable
(payable) ($)
Unrealized
appreciation
($)
Unrealized
depreciation
($)
Appreciation on
underlying contracts
for differences
(CFDs), accrued
income on long
CFDs, and OBFR on
short CFDs.
Depreciation on
underlying CFDs,
accrued income on
underlying short
CFDs, and OBFR plus
a spread of 46.5 basis
points on long CFDs. Monthly UBS 12/01/2028 USD 40,015,618 546,272 62,342 608,614 —
Description Shares Notional Amount ($) Appreciation (Depreciation) ($) (%)
Long Equity Contracts for Differences
Real Estate
Industrial REITs
Americold Realty Trust, Inc. 41,778 605,781 18,800 3 .1
Tritax Big Box REIT PLC 1,480,418 3,163,895 (40,720) ( 6 .7 )
Residential REITs
Vivmark Residential 64,559 4,109,826 95,547 15 .7

Portfolio of Investments
(continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2026 (Unaudited)
Columbia Adaptive Risk Allocation Fund | 2026

Description Shares Notional Amount ($) Appreciation (Depreciation) ($) (%)
Retail REITs
Unibail-Rodamco-Westfield 31,185 3,726,139 (198,819) ( 32 .7 )
Mercialys SA 29,246 391,433 (14,693) ( 2 .4 )
Specialized REITs
Extra Space Storage, Inc. 10,494 1,541,464 (60,760) ( 10 .0 )
VICI Properties, Inc. 7,797 202,410 (2,417) ( 0 .4 )
Total 13,740,947 (203,062)
Description Shares Notional Amount ($) Appreciation (Depreciation) ($) (%)
Short Equity Contracts for Differences
Real Estate
Diversified REITs
American Assets Trust, Inc. (31,096) (704,324) 5,908 1 .0
ICADE (109,190) (2,420,947) 117,952 19 .4
Hotel & Resort REITs
RLJ Lodging Trust (208,958) (2,313,165) 6,269 1 .0
Industrial REITs
Terreno Realty Corp. (41,917) (2,857,901) 82,577 13 .6
Office REITs
COPT Defense Properties (25,440) (936,446) 20,606 3 .4
Real Estate Management & Development
Vonovia SE (202,492) (4,738,138) 227,929 37 .5
Wallenstam AB, Class B (306,212) (1,321,512) 63,693 10 .5
Residential REITs
UDR, Inc. (51,565) (1,920,281) 14,954 2 .5
Retail REITs
Carmila SA (106,412) (2,010,686) 51,646 8 .5
Urban Edge Properties (142,518) (3,114,018) 98,337 16 .2
Specialized REITs
Shurgard Self Storage Ltd. (30,107) (827,875) 29,153 4 .8
Crown Castle, Inc. (14,746) (1,097,692) (25,068) ( 4 .1 )
Big Yellow Group PLC (165,961) (2,011,684) 55,378 9 .1
Total (26,274,670) 749,334
Abbreviation Legend
BIG Bond Market Association
REIT Real Estate Investment Trust
TBA To Be Announced
Currency Legend
AUD Australian Dollar
CAD Canada Dollar
CHF Swiss Franc
DKK Danish Krone
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
IDR Indonesian Rupiah
ILS Israeli Shekel

Portfolio of Investments
(continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2026 (Unaudited)
Columbia Adaptive Risk Allocation Fund | 2026

Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore Dollar
USD US Dollar
ZAR South African Rand
CNY China Yuan Renminbi

1QT214_(10/26)
You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.